RELATED PARTY TRANSACTIONS (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Salaries and consulting fees	$ 240,105	$ 306,759	$ 394,373	$ 621,959	$ 766,118	$ 880,195	$ 1,118,694	$ 875,058
Royalty fees paid to GM				323,000
Share-based compensation							13,043	70,040
Stock option expense	32,894	82,655	55,575	87,422	149,422	161,422	20,082	64,436
Total	$ 272,999	$ 389,414	$ 449,948	$ 1,032,381	$ 915,540	$ 1,041,617	$ 1,151,819	$ 1,009,534